                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated September 20, 2006
         to the Statement of Additional Information dated July 31, 2006 as supplemented August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND          TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  OTHER
POSITION(S) HELD WITH THE           AND/OR                                                              TRUSTEESHIP(S) HELD
          TRUST                    OFFICER                                                                  BY TRUSTEE
                                    SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M     None"
Trustee and Executive Vice                   Management Group Inc., AIM Mutual Fund Dealer Inc.,
President                                    AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered Trademark--
                                             (other than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust); and
                                             Trustee and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);  Chairman,
                                             AIM Canada Holdings, Inc.; Executive Vice President and
                                             Chief Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark Trust



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*        Mr. Taylor was appointed as Trustee and Executive Vice President of the
         Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.




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

"OTHER OFFICERS


Karen Dunn Kelley** -- 1960          1992    Director of Cash Management, Managing Director and                 N/A"
President and Principal                      Chief Cash Management Officer, A I M Capital
Executive Officer                            Management, Inc.; Director and President, Fund
                                             Management Company; Vice President, A I M Advisors,
                                             Inc.; and President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only)

                                             Formerly: Vice President, The AIM Family of Funds
                                             --Registered Trademark--(AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


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**       Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.



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